Filed under Rule 497(e)

Registration No. 333-08653

Seasons Series Trust

SA Columbia Focused Value Portfolio

SA Multi-Managed International Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Large Cap Value Portfolio

SA Multi-Managed Mid Cap Growth Portfolio

SA Multi-Managed Mid Cap Value Portfolio

(the “Portfolios”)

Supplement dated July 24, 2025, to the Portfolios’ Prospectus, dated July 29, 2024, as amended and/or supplemented to date

Effective immediately, the proposed changes set forth in the Supplement dated December 17, 2024, to the Portfolios’ Prospectus, solely as they relate to the Portfolios, are hereby rescinded.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SC4559IN8.2 (7/25)